UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INCOME FUND

FORM N-Q

APRIL 30, 2018

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 36.6%
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	600,000		$564,000	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,050,000		1,008,000	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,160,000		2,208,600	(a)

Total Auto Components					3,780,600

Diversified Consumer Services - 0.8%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,392,389	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,060,000		1,139,500	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	520,000		505,700	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	480,000		517,200	(a)

Total Diversified Consumer Services					3,554,789

Hotels, Restaurants & Leisure - 1.3%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	410,000		425,375	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,130,000		1,096,100
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	525,000		534,188	(a)
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	1,710,000		1,849,450
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	594,000		631,303	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,180,000		1,141,650	(a)

Total Hotels, Restaurants & Leisure					5,678,066

Household Durables - 0.3%
Lennar Corp., Senior Notes	4.750%	11/29/27	670,000		634,825	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	500,000		513,125

Total Household Durables					1,147,950

Media - 2.7%
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	660,000		631,125	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,240,000		2,178,400	(a)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	950,000		910,812	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	420,000		413,963	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	630,000		591,866	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	690,000		640,582	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	60,000		61,054
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	400,000		379,482
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000		196,902
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	270,000		266,475
DISH DBS Corp., Senior Notes	5.875%	11/15/24	780,000		666,900
DISH DBS Corp., Senior Notes	7.750%	7/1/26	730,000		666,581
Meredith Corp., Senior Notes	6.875%	2/1/26	440,000		446,028	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	610,000		565,775	(a)
Urban One Inc., Senior Secured Notes	7.375%	4/15/22	1,090,000		1,073,650	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	792,000	GBP	$1,119,809	(c)
Vue International Bidco PLC, Senior Secured Notes	7.875%	7/15/20	760,000	GBP	1,062,823	(c)

Total Media					11,872,227

Specialty Retail - 0.3%
Hertz Corp., Senior Notes	5.875%	10/15/20	620,000		615,350
Masaria Investments SAU, Senior Secured Bonds	5.000%	9/15/24	150,000	EUR	183,253	(a)
Masaria Investments SAU, Senior Secured Bonds (3 mo. Euribor + 5.250%)	5.250%	9/15/24	440,000	EUR	537,428	(a)(d)

Total Specialty Retail					1,336,031

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	2,170,000		2,094,050	(a)

TOTAL CONSUMER DISCRETIONARY					29,463,713

CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	900,000		902,250	(a)

Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	690,000		712,483	(c)

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	180,000		177,593
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	30,000		27,283
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	130,000		132,144
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	10,000		9,817
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	120,000		119,545
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	380,000		378,575	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	530,000		526,688	(a)

Total Food Products					1,371,645

Tobacco - 0.0%
Reynolds American Inc., Senior Notes	3.250%	6/12/20	113,000		113,124

TOTAL CONSUMER STAPLES					3,099,502

ENERGY - 6.7%
Energy Equipment & Services - 0.0%
Ensco PLC, Senior Notes	7.750%	2/1/26	200,000		189,250

Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	630,000		749,678
Apache Corp., Senior Notes	4.250%	1/15/44	410,000		374,107
Berry Petroleum Co. Escrow	—	—	220,000		0	*(e)(f)(g)
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	490,000		503,475	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	220,000		234,025	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000		830,250
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	90,000		87,480	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	550,000		530,750	(a)
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,460,000		1,474,600	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	520,000		565,500	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	50,000		55,334
Devon Energy Corp., Senior Notes	5.000%	6/15/45	980,000		1,023,590
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	910,000		908,589
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	440,000		447,700	(a)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	180,000		182,925
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	160,000		161,200	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	260,000		262,275	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	210,000		$161,700	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	90,000		63,900	(a)
Gazprom OAO Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,140,000		1,127,175	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	300,000		287,250
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	500,000		491,250
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000		1,342,554	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000		200,349	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,000,000		902,500	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	390,000		380,250	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	260,000		314,600	(a)
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	140,000		147,795
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,280,000		1,260,480	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,560,000		1,449,240
QEP Resources Inc., Senior Notes	5.250%	5/1/23	960,000		940,800
QEP Resources Inc., Senior Notes	5.625%	3/1/26	120,000		115,350
Range Resources Corp., Senior Notes	5.000%	3/15/23	640,000		618,880
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	470,000		498,892
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	220,000		227,388
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	550,000		662,750	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	600,000		696,000	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	540,000		564,300
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	920,000		669,024
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,200,000		162	*(h)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	610,000		621,438	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	120,000		127,759
Shell International Finance BV, Senior Notes	4.375%	5/11/45	650,000		676,913
Shell International Finance BV, Senior Notes	4.000%	5/10/46	60,000		58,815
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.250%	5/1/23	690,000		690,000
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,740,000		4,946,150
WPX Energy Inc., Senior Notes	8.250%	8/1/23	670,000		763,800

Total Oil, Gas & Consumable Fuels					29,398,942

TOTAL ENERGY					29,588,192

FINANCIALS - 7.4%
Banks - 4.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	240,000		243,498	(a)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds (EUR 5 year Swap Annual + 6.155%)	7.000%	2/19/19	1,200,000	EUR	1,509,142	(c)(d)(i)
Banco Mercantil De Norte, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		201,500	(a)(d)(i)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		207,250	(a)(d)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	340,000		372,513
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	490,000		508,375
Citigroup Inc., Senior Notes	4.650%	7/30/45	553,000		570,364
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	400,000		380,406

Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	440,000		470,250	(a)(d)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	710,000		808,495	(a)(d)(i)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	400,000		$410,400	(d)(i)
HSBC Holdings PLC, Junior Subordinated Bonds (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	490,000		497,355	(d)(i)
HSBC Holdings PLC, Junior Subordinated Bonds (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	490,000		498,016	(d)(i)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	510,000		505,230
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	950,000		993,780	(c)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,830,000		1,793,587	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	350,000		351,766	(a)
Itau CorpBanca, Senior Bonds	3.875%	9/22/19	1,210,000		1,225,588	(c)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	1,290,000		1,290,451	(c)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	680,000		639,503
Lloyds Banking Group PLC, Junior Subordinated Bonds (7.500% to 6/27/24 then USD 5 year Swap Rate + 4.760%)	7.500%	6/27/24	230,000		248,745	(d)(i)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,340,000		1,333,896
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	4.250%	6/19/24	1,240,000		1,242,795	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	270,000		296,325	(d)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000		159,506
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	460,000		467,770
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,187,025	(c)(d)(i)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	1,080,000		1,079,685	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	690,000		767,543	(a)

Total Banks					20,260,759

Capital Markets - 0.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year Swap Rate + 4.598%)	7.500%	12/11/23	270,000		293,290	(a)(d)(i)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	370,000		350,796
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	150,000		156,321
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	80,000		84,044	(a)

Total Capital Markets					884,451

Consumer Finance - 0.1%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	600,000		574,320	(a)

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	250,000		256,583
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	840,000		873,197
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	500,000		451,250	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,715,582	(c)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	463,000		446,795	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	710,000		686,073	(a)
Jerrold Finco PLC, Senior Secured Bonds	6.125%	1/15/24	570,000	GBP	790,555	(a)

Lions Gate Capital Holdings LLC	5.875%	11/1/24	670,000		689,263	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000		550,620	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	880,000		856,900	(a)

Total Diversified Financial Services					7,316,818

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	14,128		$18,791	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.811%	2/12/23	67,920		68,769	(a)(d)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	890,000		887,508	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	570,000	GBP	789,588	(c)

Total Insurance					1,764,656

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,400,000		1,379,000	(a)
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	560,000		513,100	(a)

Total Thrifts & Mortgage Finance					1,892,100

TOTAL FINANCIALS					32,693,104

HEALTH CARE - 4.2%
Biotechnology - 0.3%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,030,000		1,030,000	(a)
Celgene Corp., Senior Notes	5.000%	8/15/45	200,000		201,554

Total Biotechnology					1,231,554

Health Care Equipment & Supplies - 0.5%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	850,000		855,312	(a)
Hologic Inc., Senior Notes	4.625%	2/1/28	320,000		306,400	(a)
Immucor Inc., Senior Notes	11.125%	2/15/22	800,000		830,000	(a)

Total Health Care Equipment & Supplies					1,991,712

Health Care Providers & Services - 2.5%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,979,000		2,068,055	(d)(f)(k)
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,200,000		1,158,000
Centene Corp., Senior Notes	6.125%	2/15/24	380,000		399,000
Centene Corp., Senior Notes	4.750%	1/15/25	520,000		507,000
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	80,000		73,200
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	300,000		275,250
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,190,000		2,172,509
HCA Inc., Debentures	7.500%	11/15/95	410,000		408,975
HCA Inc., Senior Bonds	5.375%	2/1/25	1,000,000		997,500
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,610,000		1,525,475
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	400,000		407,000	(a)(b)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	490,000	EUR	634,219	(c)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	510,000		532,950

Total Health Care Providers & Services					11,159,133

Pharmaceuticals - 0.9%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	290,000		285,402
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	30,000		28,333
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	24,000		22,764
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	720,000		734,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	2,270,000		2,298,148	(a)

Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	190,000		193,088	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.250%	4/1/26	490,000		501,025	(a)

Total Pharmaceuticals					4,063,160

TOTAL HEALTH CARE					18,445,559

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	707,000		$726,683	(a)

Air Freight & Logistics - 0.5%
XPO CNW Inc., Senior Bonds	6.700%	5/1/34	1,930,000		2,007,200

Airlines - 0.1%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	167,411		170,566	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	173,103		191,668
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	168,257		169,486

Total Airlines					531,720

Commercial Services & Supplies - 0.4%
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	510,000		495,980
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	430,000		428,925
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	890,000		845,500

Total Commercial Services & Supplies					1,770,405

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.875%	1/10/39	1,130,000		1,440,514

Machinery - 1.0%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	520,000		512,044	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	840,000		792,750	(a)
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	1,910,000		2,035,964	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	490,000		507,150	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	488,000		508,740

Total Machinery					4,356,648

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,440,000		1,173,600	(a)

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	490,000		463,663	(a)

Transportation - 0.6%
Great Rolling Stock Co., Ltd., Senior Secured Notes	6.250%	7/27/20	1,000,000	GBP	1,514,137	(c)
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.750%	4/1/20	2,902,935		1,248,262	(a)(b)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	30,000		23,700	(a)

Total Transportation					2,786,099

TOTAL INDUSTRIALS					15,256,532

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	400,000		384,000	(a)

Internet Software & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	770,000		756,525	(a)

IT Services - 0.1%
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	422,000		432,550	(a)

Software - 0.1%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	430,000		445,588	(a)

TOTAL INFORMATION TECHNOLOGY					2,018,663

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MATERIALS - 3.4%
Chemicals - 0.1%
Monitchem HoldCo 2 SA, Senior Notes	6.875%	6/15/22	367,000	EUR	$425,661	(c)

Containers & Packaging - 0.8%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	640,000		676,800	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	220,000		232,925	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	800,000		811,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,260,000		1,404,900
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	560,000		588,000	(c)

Total Containers & Packaging					3,713,625

Metals & Mining - 2.5%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	400,000		377,409	(a)
Arconic Inc., Senior Notes	5.125%	10/1/24	630,000		640,830
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	1,270,000		1,275,213	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	560,000		559,888	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	550,000		510,125
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000		1,372,500
Glencore Funding LLC, Senior Notes	4.000%	4/16/25	1,860,000		1,813,051	(a)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	240,000		251,400	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	370,000		394,050	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	372,916		4,438	*(a)(h)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	680,000		694,144	(a)
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	80,000		75,400
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000		453,214
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000		968,610
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,470,000		1,490,397

Total Metals & Mining					10,880,669

TOTAL MATERIALS					15,019,955

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	560,000		568,400
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	400,000		396,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000		836,000
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	740,000		747,684	(a)

Total Equity Real Estate Investment Trusts (REITs)					2,548,084

Real Estate Management & Development - 0.5%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	610,000		626,818	(c)
Hunt Cos. Inc., Senior Secured Notes	6.250%	2/15/26	500,000		478,750	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,272,746	(c)

Total Real Estate Management & Development					2,378,314

TOTAL REAL ESTATE					4,926,398

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	660,000		678,975	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,315,000		1,344,259	(a)
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	380,000		353,832
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	1,500,000		1,293,750

Total Diversified Telecommunication Services					3,670,816

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 1.1%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	810,000		$837,337	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	920,000		1,056,275
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	580,000		696,000
Sprint Corp., Senior Notes	7.125%	6/15/24	420,000		436,275
Sprint Corp., Senior Notes	7.625%	2/15/25	755,000		796,525
Sprint Corp., Senior Notes	7.625%	3/1/26	310,000		327,438
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	670,000		645,578

Total Wireless Telecommunication Services					4,795,428

TOTAL TELECOMMUNICATION SERVICES					8,466,244

UTILITIES - 0.5%
Electric Utilities - 0.3%
Enel SpA, Junior Subordinated Bonds (7.750% to 9/10/20 then GBP 5 year Swap Rate + 5.662%)	7.750%	9/10/75	740,000	GBP	1,153,743	(c)(d)

Water Utilities - 0.2%
Anglian Water (Osprey) Financing PLC, Senior Secured Notes	5.000%	4/30/23	810,000	GBP	1,145,569	(c)

TOTAL UTILITIES					2,299,312

TOTAL CORPORATE BONDS & NOTES (Cost - $163,565,479)					161,277,174

ASSET-BACKED SECURITIES - 8.6%
American Money Management Corp., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.163%	4/17/29	800,000		801,170	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC6 M2 (1 mo. USD LIBOR + 1.800%)	3.672%	8/25/32	159,577		147,674	(d)
Ares CLO Ltd., 2016-40A D (3 mo. USD LIBOR + 6.600%)	8.948%	10/15/27	500,000		504,246	(a)(d)
Ares CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	8.898%	10/15/29	1,100,000		1,124,306	(a)(d)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE2 M2 (1 mo. USD LIBOR + 2.850%)	4.747%	4/15/33	6,883		6,898	(d)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2005-HE6 M4 (1 mo. USD LIBOR + 0.960%)	2.832%	7/25/35	1,450,000		1,451,428	(d)
Avery Point CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.287%	8/5/27	500,000		501,355	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	420,000		409,316	(a)
Babson CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	9.805%	7/18/29	500,000		481,137	(a)(d)
Carlyle Global Market Strategies, 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.445%	7/20/31	1,000,000		1,010,943	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.359%	4/20/29	1,000,000		1,008,338	(a)(d)
Countrywide Asset-Backed Certificates, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	3.747%	6/25/34	460,114		438,906	(d)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.576%	1/20/31	700,000		687,724	(a)(d)

First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	3.464%	10/25/33	949,288		962,643	(d)
GoldenTree Loan Opportunities Ltd., 2015-10A E2 (3 mo. USD LIBOR + 5.200%)	7.559%	7/20/27	500,000		501,825	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.975%	4/15/31	1,070,000		1,023,526	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAMP Trust, 2006-S2 A2 (1 mo. USD LIBOR + 0.200%)	2.072%	1/25/36	250,117	$34,315	(d)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	9,969,655	1,692,518	(a)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	750,000	748,582	(a)
Hertz Vehicle Financing LLC, 2018-1A A	3.290%	2/25/24	430,000	421,062	(a)
Kabbage Funding LLC, 2017-1 B	5.794%	3/15/22	1,000,000	1,025,724	(a)
LCM Ltd. Partnership, 2021-A D (3 mo. USD LIBOR + 5.100%)	7.459%	4/20/28	250,000	251,331	(a)(d)
Madison Park Funding Ltd., 2015-18A ER (3 mo. USD LIBOR + 6.350%)	8.712%	10/21/30	500,000	509,778	(a)(d)
MidOcean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	6.228%	7/15/29	500,000	505,377	(a)(d)
National Collegiate Student Loan Trust, 2007-4 A3L (1 mo. USD LIBOR + 0.850%)	2.722%	3/25/38	2,406,857	1,666,931	(d)
Northwoods Capital Ltd., 2017-15A E (3 mo. USD LIBOR + 6.000%)	8.202%	6/20/29	500,000	495,937	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.559%	10/20/27	750,000	753,693	(a)(d)
Ocean Trails CLO, 2016-6A E (3 mo. USD LIBOR + 7.750%)	10.098%	7/15/28	500,000	514,265	(a)(d)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	1,162,898	1,102,982
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	1,143,701	1,085,810
Origen Manufactured Housing, 2006-A A2	3.780%	10/15/37	971,840	913,242	(d)
Origen Manufactured Housing, 2007-A A2	4.340%	4/15/37	770,670	712,650	(d)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	1,333,230	1,026,656
Prosper Marketplace Issuance Trust, 2017-3A A	2.360%	11/15/23	670,521	670,098	(a)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.997%	8/25/33	88,701	84,690	(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.212%	3/25/36	67,682	65,275	(d)
SACO I Trust, 2006-6 A (1 mo. USD LIBOR + 0.260%)	2.132%	6/25/36	368,066	364,009	(d)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	1.000%	6/22/30	605,000	598,950	(a)(d)(l)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,562,050	(a)
SoFi Consumer Loan Program, 2017-1 A	3.280%	1/26/26	482,642	483,794	(a)
Structured Asset Securities Corp., 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.092%	2/25/36	3,203,892	186,555	(a)(d)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	8.459%	4/20/29	900,000	906,561	(a)(d)
Venture CDO Ltd., 2012-10A DRR (3 mo. USD LIBOR + 4.050%)	6.409%	4/20/27	1,450,000	1,456,590	(a)(d)
Venture CDO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.088%	4/15/27	900,000	880,322	(a)(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.368%	6/7/30	875,000	880,693	(a)(d)
Washington Mutual Inc. Asset-Backed Certificates, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	2.042%	7/25/47	6,795,039	5,270,595	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $39,996,878)				37,932,470

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 14.1%
Banc of America Funding Corp., 2015-R3 1A2	1.811%	3/27/36	3,025,119	2,215,793	(a)(d)
Banc of America Mortgage Securities Inc., 2005-3 A4 (12 mo. USD LIBOR + 1.990%)	3.837%	4/25/35	47,613	45,168	(d)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	6.021%	8/10/45	1,163,114	877,535	(a)(d)
BCAP LLC Trust, 2011-RR2 1A4 (6 mo. USD LIBOR + 2.400%)	3.722%	7/26/36	4,461,862	3,169,959	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.241%	6/11/50	110,833	$110,727	(d)
BX Trust, 2017-IMC G (1 mo. USD LIBOR + 5.500%)	7.397%	10/15/32	3,050,000	3,076,456	(a)(d)
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.338%	12/10/49	1,826,000	1,165,808	(d)
Citigroup Commercial Mortgage Trust, 2014-GC23 E	3.208%	7/10/47	743,000	482,599	(a)(d)
Citigroup Commercial Mortgage Trust, 2015-SSHP F (1 mo. USD LIBOR + 2.944%)	4.841%	9/15/27	2,750,000	2,718,800	(a)(d)
Commercial Mortgage Trust, 2013-CR7 G	4.285%	3/10/46	1,500,000	986,901	(a)(d)
Commercial Mortgage Trust, 2015-CR25 E	4.546%	8/10/48	1,500,000	993,532	(a)(d)
Commercial Mortgage Trust, 2015-CR25 F	4.546%	8/10/48	700,000	342,643	(a)(d)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.472%	1/25/36	205,588	197,331	(d)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.600%)	21.114%	7/25/36	444,715	623,111	(d)
Credit Suisse Mortgage Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	20.232%	2/25/36	537,806	655,303	(d)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.279%	6/15/38	114,944	67,852	(d)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	249,032	205,248
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	1.821%	6/27/46	390,124	387,279	(a)(d)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	500,000	444,852	(a)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.517%	7/15/32	2,900,000	2,891,367	(a)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	1,002,639	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.622%	3/25/25	1,120,220	1,534,918	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X3, IO	1.329%	8/25/42	19,810,000	986,215	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.122%	1/25/29	2,770,000	3,154,952	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.722%	10/25/29	950,000	1,051,004	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.872%	10/25/29	940,000	1,001,028	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	6.022%	2/25/30	2,050,000	2,154,212	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.422%	7/25/30	1,070,000	1,072,302	(a)(d)
GE Business Loan Trust, 2006-2A D (1 mo. USD LIBOR + 0.750%)	2.527%	11/15/34	155,618	143,608	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	110,000	57,777	(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	558,939	518,450	(d)
Government National Mortgage Association (GNMA), 2011-127, IO	0.432%	3/16/47	2,242,721	34,392	(d)
Government National Mortgage Association (GNMA), 2012-55, IO	0.566%	4/16/52	3,841,134	68,490	(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	187,611	162,882

GS Mortgage Securities Trust, 2014-GC26 D	4.510%	11/10/47	3,560,000	3,090,072	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	1,010,466	1,060,784	(a)
Impac CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	2.512%	8/25/35	170,180	159,724	(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.142%	11/25/36	1,328,779	925,965	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
IMPAC Secured Assets Corp., 2006-4 A2B (1 mo. USD LIBOR + 0.170%)	2.042%	1/25/37	813,155	$781,700	(d)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1 (6 mo. USD LIBOR + 1.900%)	3.492%	3/25/35	139,524	141,959	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	790,000	578,514
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	450,000	193,310	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,510,000	1,261,659	(d)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	9.113%	9/15/20	1,164,919	1,165,376	(a)(d)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 6.900%)	8.797%	9/15/28	1,621,123	1,631,272	(a)(d)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.394%	4/1/23	1,110,000	1,112,647	(a)(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	29,739	29,490	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	197,234	150,936	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	38,749	29,653	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	724,120	572,779	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.528%	10/15/48	1,740,000	1,230,716	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.528%	10/15/48	780,000	444,599	(a)(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	947,492	722,463
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	28,942	28,959
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	2.372%	4/25/35	1,319,232	1,008,609	(d)
Multifamily Trust, 2016-1 B	6.785%	4/25/46	1,909,663	2,043,962	(a)(d)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	2.012%	10/26/36	2,280,703	1,844,281	(a)(d)
Nomura Resecuritization Trust, 2015-8R 4A4 (12 mo. Monthly Treasury Average Index + 2.900%)	2.101%	11/25/47	2,412,354	1,550,034	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.047%	11/15/27	1,450,000	1,358,928	(a)(d)
Structured Asset Mortgage Investments Inc., 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	2.082%	5/25/46	254,145	216,045	(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.895%	5/10/63	470,000	313,376	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.895%	5/10/63	830,000	387,684	(a)(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	2.142%	12/25/45	97,232	95,599	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	2.283%	2/25/46	952,944	885,270	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	211,883	206,767	(a)(d)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 2A3 (1 year Treasury Constant Maturity Rate + 2.490%)	3.603%	4/25/36	21,097	21,441	(d)
WF-RBS Commercial Mortgage Trust, 2013-C14 E	3.250%	6/15/46	2,420,000	1,761,632	(a)
WF-RBS Commercial Mortgage Trust, 2014-C24 E	3.016%	11/15/47	660,000	349,225	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $61,898,575)				61,956,563

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 1.8%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
DISH Network Corp., Senior Bonds	2.375%	3/15/24	680,000		$590,145
DISH Network Corp., Senior Bonds	3.375%	8/15/26	360,000		327,608
Liberty Media Corp., Senior Debentures	2.125%	3/31/48	1,110,000		1,099,594	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	690,000		682,762	(a)

TOTAL CONSUMER DISCRETIONARY					2,700,109

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Senior Bonds	5.500%	9/15/26	480,000		421,728
Whiting Petroleum Corp., Senior Notes	1.250%	4/1/20	1,640,000		1,570,308

TOTAL ENERGY					1,992,036

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	1,290,000		1,277,319	(a)

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Finisar Corp., Senior Bonds	0.500%	12/15/36	560,000		505,362

Internet Software & Services - 0.1%
Twitter Inc., Senior Bonds	1.000%	9/15/21	500,000		470,411

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage Inc., Senior Notes	0.125%	4/15/23	1,060,000		1,101,061	(a)

TOTAL INFORMATION TECHNOLOGY					2,076,834

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $8,127,038)					8,046,298

MORTGAGE-BACKED SECURITIES - 2.0%
FHLMC - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	8/1/30	2,668		2,720
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/31	304		342
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	2/1/48	2,179,896		2,172,856

Total FHLMC					2,175,918

FNMA - 1.5%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29 - 4/1/31	8,653		9,556
Federal National Mortgage Association (FNMA)	4.500%	9/1/47	4,287,239		4,477,785
Federal National Mortgage Association (FNMA)	4.000%	4/1/48	2,197,716		2,242,819

Total FNMA					6,730,160

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,948,691)					8,906,078

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $497,944)	4.000%	3/6/20	9,790,000	ARS	501,960

SENIOR LOANS - 14.6%
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.150%	4/6/24	1,037,367		1,043,527	(d)(n)(o)

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.651%	5/2/22	1,024,311		1,032,206	(d)(n)(o)
ServiceMaster Co., 2016 Term Loan B (1 mo. LIBOR + 2.500%)	4.401%	11/8/23	1,109,874		1,118,189	(d)(n)(o)(p)

Total Diversified Consumer Services					2,150,395

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 2.5%
1011778 B.C. Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.151%	2/16/24	1,090,282	$1,093,575	(d)(n)(o)
Aramark Services Inc., 2017 Term Loan B1 (1 mo. LIBOR + 2.000%)	3.901%	3/11/25	1,037,400	1,045,504	(d)(n)(o)
Aristocrat Leisure Ltd., 2017 Incremental Term Loan (3 mo. LIBOR + 2.000%)	4.359%	10/19/24	1,099,245	1,106,705	(d)(n)(o)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	4.244%	9/15/23	91,992	92,599	(d)(n)(o)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (1 mo. LIBOR + 2.750%)	4.651%	12/22/24	1,037,400	1,047,234	(d)(n)(o)
CEC Entertainment Inc., Term Loan B (1 mo. LIBOR + 3.250%)	5.151%	2/14/21	1,118,390	1,010,465	(d)(n)(o)(p)
Golden Nugget Inc., 2017 Incremental Term Loan (1 mo. LIBOR + 2.750%)	4.645 - 4.651%	10/4/23	1,033,030	1,041,495	(d)(n)(o)
Intrawest Resorts Holdings Inc., Term Loan B1 (1 mo. LIBOR + 3.000%)	4.901%	7/31/24	1,037,400	1,043,235	(d)(n)(o)
IRB Holding Corp., First Lien Term Loan	5.128 - 5.248%	2/5/25	1,064,000	1,075,970	(d)(n)(o)
Las Vegas Sands LLC, 2018 Term Loan B	—	3/27/25	1,120,000	1,127,069	(p)
Scientific Games International Inc., 2018 Term Loan B5	4.651 - 4.744%	8/14/24	1,087,525	1,095,756	(d)(n)(o)

Total Hotels, Restaurants & Leisure				10,779,607

Media - 0.9%
CBS Radio Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.623%	11/17/24	1,033,410	1,041,322	(d)(n)(o)
Lions Gate Entertainment Corp., 2018 Term Loan B	—	3/24/25	880,000	882,567	(p)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.651%	3/15/24	1,033,566	1,020,934	(d)(n)(o)
UPC Financing Partnership, USD Term Loan AR (1 mo. LIBOR + 2.500%)	4.397%	1/15/26	1,020,000	1,023,188	(d)(n)(o)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	4.397%	4/15/25	180,000	179,387	(d)(n)(o)

Total Media				4,147,398

Specialty Retail - 1.7%
Academy Ltd., 2015 Term Loan B	5.887 - 6.017%	7/1/22	970,966	774,043	(d)(n)(o)
Bass Pro Group LLC, Term Loan B (1 mo. LIBOR + 5.000%)	6.901%	9/25/24	328,350	330,607	(d)(n)(o)
CWGS Group LLC, 2016 Term Loan (3 mo. LIBOR + 2.750%)	4.641 - 4.651%	11/8/23	1,111,885	1,119,529	(d)(f)(n)(o)(p)
Leslie’s Poolmart Inc., 2016 Term Loan (1 mo. LIBOR + 3.500%)	5.401%	8/16/23	348,147	351,803	(d)(n)(o)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	4.644 - 4.651%	1/30/23	1,033,933	1,041,122	(d)(n)(o)
Party City Holdings Inc., 2018 Term Loan B	4.660 - 5.280%	8/19/22	1,115,983	1,124,938	(d)(n)(o)(p)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.250%)	5.609%	1/26/23	746,683	516,923	(d)(n)(o)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.890%	3/11/22	2,750,126	2,161,139	(d)(n)(o)(p)

Total Specialty Retail				7,420,104

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	7.480%	10/28/20	570,800	395,636	(d)(n)(o)

TOTAL CONSUMER DISCRETIONARY				25,936,667

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.956%	6/22/23	249,485	$247,204	(d)(n)(o)

Food Products - 0.3%
Dole Food Co. Inc., 2017 Term Loan B	4.628 - 6.500%	4/6/24	360,000	361,768	(d)(n)(o)
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	3.900%	5/24/24	1,034,787	1,040,516	(d)(n)(o)

Total Food Products				1,402,284

TOTAL CONSUMER STAPLES				1,649,488

FINANCIALS - 0.2%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.302%	3/27/23	587,185	590,435	(d)(n)(o)

Diversified Financial Services - 0.1%
UFC Holdings LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.160%	8/18/23	561,450	565,160	(d)(n)(o)

TOTAL FINANCIALS				1,155,595

HEALTH CARE - 1.8%
Health Care Providers & Services - 0.9%
Air Medical Group Holdings Inc., 2018 Term Loan B1 (1 mo. LIBOR + 3.250%)	5.128%	4/28/22	1,118,178	1,124,391	(d)(n)(o)
Air Methods Corp., 2017 Term Loan B (3 mo. LIBOR + 3.500%)	5.802%	4/21/24	660,000	662,887	(d)(n)(o)
Jaguar Holding Co. II, 2018 Term Loan	4.401 - 4.802%	8/18/22	815,527	820,856	(d)(n)(o)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 2.750%)	5.052%	6/7/23	595,132	599,037	(d)(n)(o)
RadNet Inc., Reprice Term Loan (3 mo. LIBOR + 3.500%)	5.850 - 7.250%	6/30/23	576,623	584,192	(d)(f)(n)(o)
Wink Holdco Inc., First Lien Term Loan B (1 mo. LIBOR + 3.000%)	4.901%	12/2/24	331,968	331,553	(d)(f)(n)(o)

Total Health Care Providers & Services				4,122,916

Health Care Technology - 0.3%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.651%	3/1/24	1,111,043	1,116,684	(d)(n)(o)

Life Sciences Tools & Services - 0.4%
Albany Molecular Research Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.151%	8/30/24	796,000	802,800	(d)(n)(o)
PAREXEL International Corp., Term Loan B (1 mo. LIBOR + 2.750%)	4.651%	9/27/24	1,034,800	1,040,103	(d)(n)(o)

Total Life Sciences Tools & Services				1,842,903

Pharmaceuticals - 0.2%
Catalent Pharma Solutions Inc., USD Term Loan B (1 mo. LIBOR + 2.250%)	4.151%	5/20/24	787,626	792,439	(d)(n)(o)

TOTAL HEALTH CARE				7,874,942

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B2 (1 mo. LIBOR + 2.250%)	4.147%	4/3/22	745,619	748,007	(d)(n)(o)

Airlines - 0.5%
Air Canada, 2018 Term Loan B (3 mo. LIBOR + 2.000%)	3.984%	10/6/23	1,035,143	1,042,691	(d)(n)(o)
American Airlines Inc., 2017 Incremental Term Loan (3 mo. LIBOR + 2.000%)	3.897%	12/14/23	1,029,600	1,032,174	(d)(n)(o)

Total Airlines				2,074,865

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.5%
Pisces Midco Inc., 2018 Term Loan	—	4/12/25	1,110,000	$1,121,322	(p)
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.651%	11/15/23	1,092,945	1,098,956	(d)(n)(o)

Total Building Products				2,220,278

Commercial Services & Supplies - 0.0%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.894 - 4.901%	12/18/20	123,812	124,698	(d)(n)(o)

Electrical Equipment - 0.1%
Generac Power Systems Inc., 2017 First Lien Term Loan B (3 mo. LIBOR + 2.000%)	4.308%	5/31/23	436,000	438,044	(d)(n)(o)

Professional Services - 0.2%
Advantage Sales & Marketing Inc., 2014 First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.151%	7/23/21	775,979	745,749	(d)(n)(o)
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.901%	4/10/23	354,145	355,750	(d)(n)(o)

Total Professional Services				1,101,499

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	4.128%	1/2/25	1,000,000	1,006,688	(d)(n)(o)

TOTAL INDUSTRIALS				7,714,079

INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.2%
Ancestry.com Operations Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.150%	10/19/23	972,675	978,451	(d)(n)(o)

IT Services - 0.2%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	4.147%	4/26/24	1,035,633	1,040,565	(d)(n)(o)

Software - 0.6%
Almonde Inc., USD First Lien Term Loan (3 mo. LIBOR + 3.500%)	5.484%	6/13/24	1,097,243	1,098,274	(d)(n)(o)
Dell Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.910%	9/7/23	278,600	279,782	(d)(n)(o)
Dell Inc., 2017 Term Loan A2 (1 mo. LIBOR + 1.750%)	3.660%	9/7/21	741,247	743,282	(d)(n)(o)
MA FinanceCo., LLC, USD Term Loan B3 (1 mo. LIBOR + 2.750%)	4.651%	6/21/24	50,176	49,862	(d)(n)(o)
Seattle Spinco Inc., USD Term Loan B3 (1 mo. LIBOR + 2.750%)	4.651%	6/21/24	338,849	337,155	(d)(n)(o)

Total Software				2,508,355

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp., 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	3.900%	4/29/23	878,454	885,120	(d)(n)(o)

TOTAL INFORMATION TECHNOLOGY				5,412,491

MATERIALS - 1.4%
Chemicals - 0.2%
PQ Corp., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.401%	2/8/25	1,055,854	1,063,548	(d)(n)(o)

Construction Materials - 0.3%
American Builders & Contractors Supply Co. Inc., 2018 Term Loan B (1 mo. LIBOR + 2.000%)	3.901%	10/31/23	1,107,148	1,110,676	(d)(n)(o)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 0.8%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	3.897 - 3.901%	10/1/22	1,069,098		$1,076,894	(d)(n)(o)
BWAY Holding Co., 2017 Term Loan B	5.272 - 5.587%	4/3/24	387,075		389,898	(d)(n)(o)
Flex Acquisition Co. Inc., First Lien Term Loan (3 mo. LIBOR + 3.000%)	5.308%	12/29/23	1,030,953		1,037,654	(d)(n)(o)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.651%	2/5/23	1,056,560		1,064,363	(d)(n)(o)

Total Containers & Packaging					3,568,809

Metals & Mining - 0.1%
Murray Energy Corp., Term Loan B2 (3 mo. LIBOR + 7.250%)	9.552%	4/16/20	366,073		325,805	(d)(n)(o)

TOTAL MATERIALS					6,068,838

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Communications Sales & Leasing Inc., 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.901%	10/24/22	561,468		543,638	(d)(n)(o)
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.000%)	3.901%	4/25/23	1,037,717		1,045,824	(d)(n)(o)
VICI Properties 1 LLC, Replacement Term Loan B (1 mo. LIBOR + 2.000%)	3.898%	12/20/24	1,110,000		1,115,781	(d)(n)(o)

Total Equity Real Estate Investment Trusts (REITs)					2,705,243

Real Estate Management & Development - 0.3%
Realogy Corp., 2018 Term Loan B	—	2/8/25	1,110,000		1,118,325	(p)

TOTAL REAL ESTATE					3,823,568

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.651%	1/31/25	827,925		816,799	(d)(n)(o)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	4.148%	2/22/24	880,000		884,322	(d)(n)(o)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.147%	9/30/25	1,040,000		1,041,408	(d)(n)(o)
Virgin Media Bristol LLC, 2017 USD Term Loan (1 mo. LIBOR + 2.500%)	4.397%	1/15/26	1,088,574		1,095,303	(d)(n)(o)(p)

TOTAL TELECOMMUNICATION SERVICES					3,837,832

UTILITIES - 0.2%
Electric Utilities - 0.2%
Vistra Operations Co., LLC, 2016 Term Loan B2 (1 mo. LIBOR + 2.250%)	4.146 - 4.151%	12/14/23	1,034,761		1,042,953	(d)(n)(o)

TOTAL SENIOR LOANS (Cost - $65,414,010)					64,516,453

SOVEREIGN BONDS - 18.4%
Argentina - 2.6%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,590,000		1,615,838	(a)
Republic of Argentina, Bonds	21.200%	9/19/18	1,562,000	ARS	73,779
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.935%	6/21/20	57,950,000	ARS	2,948,569	(d)
Republic of Argentina, Bonds	18.200%	10/3/21	64,935,000	ARS	3,031,794
Republic of Argentina, Senior Bonds	5.625%	1/26/22	610,000		616,710
Republic of Argentina, Senior Bonds	7.500%	4/22/26	510,000		535,755
Republic of Argentina, Senior Bonds	7.125%	7/6/36	2,530,000		2,412,355
Republic of Argentina, Senior Bonds	7.625%	4/22/46	270,000		261,900

Total Argentina					11,496,700

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Australia - 0.5%
Government of Australia, Senior Bonds	5.750%	7/15/22	2,500,000	AUD	$2,139,993	(c)

Brazil - 1.9%
Federative Republic of Brazil, Notes	10.000%	1/1/21	9,668,000	BRL	2,899,728
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,009,000	BRL	300,124
Federative Republic of Brazil, Notes	10.000%	1/1/27	10,605,000	BRL	3,098,120
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	1,800,000		1,951,200

Total Brazil					8,249,172

Ecuador - 0.4%
Republic of Ecuador, Senior Notes	9.625%	6/2/27	1,900,000		1,869,125	(a)

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	920,000		945,852	(c)

Ghana - 0.2%
Republic of Ghana, Senior Bonds	8.125%	1/18/26	920,000		986,499	(c)

Guatemala - 0.1%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	690,000		664,125	(a)

Honduras - 0.2%
Republic of Honduras, Senior Notes	6.250%	1/19/27	900,000		932,616	(c)

Indonesia - 4.0%
Republic of Indonesia, Senior Bonds	7.000%	5/15/22	4,850,000,000	IDR	354,708
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	50,137,000,000	IDR	3,906,452
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	93,050,000,000	IDR	6,758,456
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	1,597,000,000	IDR	125,177
Republic of Indonesia, Senior Notes	5.250%	1/17/42	6,070,000		6,287,057	(c)

Total Indonesia					17,431,850

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	869,400		834,689	(a)

Jamaica - 0.3%
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,010,000		1,118,323

Kazakhstan - 0.4%
Republic of Kazakhstan, Senior Notes	5.125%	7/21/25	1,610,000		1,719,631	(c)

Kenya - 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000		207,656	(c)
Republic of Kenya, Senior Notes	7.250%	2/28/28	200,000		206,907	(a)

Total Kenya					414,563

Mexico - 4.0%
United Mexican States, Senior Bonds	7.500%	6/3/27	34,200,000	MXN	1,831,017
United Mexican States, Senior Bonds	8.500%	11/18/38	55,080,000	MXN	3,207,632
United Mexican States, Senior Bonds	8.000%	11/7/47	79,140,000	MXN	4,395,106
United Mexican States, Senior Notes	3.600%	1/30/25	1,250,000		1,218,750
United Mexican States, Senior Notes	4.750%	3/8/44	7,180,000		6,767,150

Total Mexico					17,419,655

Nigeria - 0.4%
Republic of Nigeria, Senior Notes	7.875%	2/16/32	1,070,000		1,155,140	(c)
Republic of Nigeria, Senior Notes	7.625%	11/28/47	420,000		424,011	(a)

Total Nigeria					1,579,151

Russia - 1.9%
Russian Federal Bond, Bonds	7.050%	1/19/28	543,661,000	RUB	8,589,451

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE		FACE AMOUNT†		VALUE
Senegal - 0.4%
Republic of Senegal, Bonds	6.250%	5/23/33		1,900,000		$1,836,977	(a)

Turkey - 0.4%
Republic of Turkey, Bonds	10.600%	2/11/26		7,650,000	TRY	1,726,952

Uruguay - 0.2%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28		8,500,000	UYU	286,495	(a)
Republic of Uruguay, Senior Notes	9.875%	6/20/22		18,400,000	UYU	675,092	(a)

Total Uruguay						961,587

TOTAL SOVEREIGN BONDS (Cost - $85,140,649)						80,916,911

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $396,882)	1.250%	3/31/19		400,000		396,353

				SHARES
COMMON STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Berry Petroleum Co.				8,836		82,892	*
MWO Holdings LLC				488		0	*(e)(f)(g)

TOTAL COMMON STOCKS (Cost - $611,204)						82,892

CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)	6.000%			10,056		113,758	(b)
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)	6.000%			143		1,618	(b)(k)
Sanchez Energy Corp.	6.500%			25,150		435,095

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,203,625)						550,471

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.4%
Exchange-Traded Purchased Options - 0.0%
E-mini S&P 500 Index Futures, Put @ $2,300.00		5/18/18	147	19,463,168		7,718
E-mini S&P 500 Index Futures, Put @ $2,400.00		6/15/18	48	6,355,320		19,200
E-mini S&P 500 Index Futures, Put @ $2,400.00		5/18/18	71	9,400,578		6,745
E-mini S&P 500 Index Futures, Put @ $2,450.00		5/18/18	103	13,637,458		14,677
E-mini S&P 500 Index Futures, Put @ $2,600.00		5/18/18	83	10,989,408		73,662
E-mini S&P 500 Index Futures, Put @ $2,350.00		5/18/18	49	6,487,723		3,308
U.S. Treasury 10-Year Notes, Call @ $119.50		5/25/18	57	57,000		29,391

Total Exchange-Traded Purchased Options						154,701

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC Purchased Options - 0.4%
Interest rate swaption with Bank of America N.A., Put @ $3.15	Bank of America N.A.	2/2/23	33,340,000	33,340,000		$1,473,369
U.S. Dollar/Canadian Dollar, Put @ 1.29CAD	Barclays Capital Inc.	6/20/18	3,000,000	3,000,000		41,190
U.S. Dollar/Euro, Call @ $1.23	Citibank N.A.	5/11/18	2,040,000	2,040,000		28,621
U.S. Dollar/Euro, Call @ $1.22	Citibank N.A.	5/10/18	2,100,000	2,100,000		16,218
U.S. Dollar/Euro, Call @ $1.22	Morgan Stanley & Co. Inc.	5/25/18	4,200,000	4,200,000		49,434

Total OTC Purchased Options						1,608,832

TOTAL PURCHASED OPTIONS (Cost - $2,389,367)						1,763,533

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $438,190,342)						426,847,156

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.1%
SOVEREIGN BONDS - 0.5%
Egypt - 0.5%
Arab Republic of Egypt Treasury Bills		19.004%	6/12/18	6,900,000	EGP	385,750	(q)
Arab Republic of Egypt Treasury Bills		17.603%	11/13/18	13,700,000	EGP	714,474	(q)
Arab Republic of Egypt Treasury Bills		16.177%	2/5/19	21,525,000	EGP	1,081,623	(q)

TOTAL SOVEREIGN BONDS (Cost - $92,165,794)						2,181,847

				SHARES
MONEY MARKET FUNDS - 0.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $2,400,000)		1.680%		2,400,000		2,400,000	(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,565,794)						4,581,847

TOTAL INVESTMENTS - 97.9% (Cost - $442,756,136)						431,429,003
Other Assets in Excess of Liabilities - 2.1%						9,285,044

TOTAL NET ASSETS - 100.0%						$440,714,047

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Value is less than $1.

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	The maturity principal is currently in default as of April 30, 2018.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	The coupon payment on these securities is currently in default as of April 30, 2018.

(k)	Restricted security (See Note 3).

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	All or a portion of this loan is unfunded as of April 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(q)	Rate shown represents yield-to-maturity.

(r)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At April 30, 2018, the total market value of investments in Affiliated Companies was $2,400,000 and the cost was $2,400,000 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PIK	— Payment-in-Kind
RUB	— Russian Ruble
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put		6/15/18	$2,200.00		48	$6,355,320	$6,240
E-mini S&P 500 Index Futures, Put		5/18/18	2,250.00		57	7,546,943	2,280

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $65,061)							$8,520

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Canadian Dollar, Call	Citibank N.A.	5/22/18	1.32	CAD	4,200,000	4,200,000	2,676
U.S. Dollar/Euro, Put	Citibank N.A.	5/10/18	$1.25		2,100,000	2,100,000	25
U.S. Dollar/Euro, Put	Citibank N.A.	5/11/18	1.26		2,040,000	2,040,000	10
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	7/5/18	21.74	MXN	4,130,000	4,130,000	4,184
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	5/10/18	18.33	MXN	2,100,000	2,100,000	2,551
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	5/18/18	55.06	RUB	5,600,000	5,600,000	6

TOTAL OTC WRITTEN OPTIONS (Premiums received - $219,431)							$9,452

TOTAL WRITTEN OPTIONS (Premiums received - $284,492)							$17,972

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

At April 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	360	12/19	$87,536,022	$87,327,000	$(209,022)
90-Day Eurodollar	425	6/20	103,451,077	103,062,500	(388,577)
U.S. Treasury 2-Year Notes	7	6/18	1,487,590	1,484,328	(3,262)
U.S. Treasury 10-Year Notes	625	6/18	75,136,766	74,765,625	(371,141)
U.S. Treasury Ultra10-Year Notes	10	6/18	1,283,456	1,278,906	(4,550)
U.S. Treasury Ultra Long-Term Bonds	336	6/18	52,864,375	52,794,000	(70,375)

					(1,046,927)

Contracts to Sell:
90-Day Eurodollar	305	6/18	74,829,797	74,442,875	386,922
90-Day Eurodollar	244	12/18	59,547,286	59,386,550	160,736
Euro-Bund	258	6/18	49,108,176	49,457,148	(348,972)
U.S. Treasury 5-Year Notes	542	6/18	61,914,551	61,521,235	393,316
U.S. Treasury Long-Term Bonds	112	6/18	16,069,016	16,110,500	(41,484)

					550,518

Net unrealized depreciation on open futures contracts					$(496,409)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

At April 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	48,000,000	USD	917,782	Deutsche Bank AG	5/15/18	$9,247
PHP	118,015,000	USD	2,267,557	Deutsche Bank AG	5/15/18	11,680
PHP	40,008,000	USD	768,350	Deutsche Bank AG	5/15/18	4,329
USD	1,970,258	PHP	102,946,000	Deutsche Bank AG	5/15/18	(17,949)
USD	1,973,899	PHP	103,077,000	Deutsche Bank AG	5/15/18	(16,839)
RUB	93,051,710	USD	1,636,923	Citibank N.A.	5/21/18	(162,506)
USD	1,599,000	CAD	2,088,678	Barclays Bank PLC	6/21/18	(29,662)
CAD	1,959,350	USD	1,500,004	Citibank N.A.	6/21/18	27,814
MXN	15,092,080	USD	757,665	JPMorgan Chase & Co.	7/9/18	40,889
USD	760,000	MXN	15,092,080	JPMorgan Chase & Co.	7/9/18	(38,554)
PLN	7,111,311	USD	2,106,712	Bank of America N.A.	7/19/18	(77,891)
USD	1,970	ZAR	24,072	Bank of America N.A.	7/19/18	58
GBP	700,000	USD	1,006,254	Barclays Bank PLC	7/19/18	(38,882)
IDR	290,519,678	USD	20,925	Barclays Bank PLC	7/19/18	(223)
TRY	16,748,870	USD	3,971,623	Barclays Bank PLC	7/19/18	54,022
USD	6,245,353	CAD	7,849,659	Barclays Bank PLC	7/19/18	120,488
USD	5,481,851	EUR	4,411,899	Barclays Bank PLC	7/19/18	122,100
USD	16,265,626	GBP	11,383,511	Barclays Bank PLC	7/19/18	534,059
USD	4,164,168	MXN	76,055,189	Barclays Bank PLC	7/19/18	146,117
USD	209,871	NZD	284,891	Barclays Bank PLC	7/19/18	9,438
USD	1,513,368	SEK	12,661,288	Barclays Bank PLC	7/19/18	58,677
USD	239,539	SEK	2,000,000	Barclays Bank PLC	7/19/18	9,754
CZK	43,554,769	USD	2,133,260	Citibank N.A.	7/19/18	(69,219)
GBP	1,490,000	USD	2,129,186	Citibank N.A.	7/19/18	(70,064)
GBP	150,000	USD	211,020	Citibank N.A.	7/19/18	(3,726)
JPY	234,200,000	USD	2,155,984	Citibank N.A.	7/19/18	(1,992)
TRY	5,384,100	USD	1,275,551	Citibank N.A.	7/19/18	18,535
USD	4,033,011	AUD	5,200,000	Citibank N.A.	7/19/18	116,898
USD	709,883	BRL	2,425,600	Citibank N.A.	7/19/18	22,580
USD	2,193,183	JPY	234,195,773	Citibank N.A.	7/19/18	39,230
USD	289,976	MXN	5,375,799	Citibank N.A.	7/19/18	5,968
USD	159,145	MXN	3,000,000	Citibank N.A.	7/19/18	653
USD	262,517	MXN	5,000,000	Citibank N.A.	7/19/18	(1,637)
USD	576,905	RUB	36,140,210	Citibank N.A.	7/19/18	8,251
INR	991,710,000	USD	15,108,318	JPMorgan Chase & Co.	7/19/18	(369,036)
USD	1,929,939	PHP	101,013,000	JPMorgan Chase & Co.	7/19/18	(14,504)
ARS	24,269,000	USD	1,129,316	Citibank N.A.	7/30/18	(23,512)
ARS	30,840,000	USD	1,478,428	JPMorgan Chase & Co.	9/17/18	(111,136)
USD	903,104	PHP	48,000,000	Deutsche Bank AG	11/15/18	(15,014)
USD	2,231,118	PHP	118,015,000	Deutsche Bank AG	11/15/18	(26,211)
USD	756,009	PHP	40,008,000	Deutsche Bank AG	11/15/18	(9,243)

Total						$262,987

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC	29,728,385	BRL	1/4/21	BRL-CDI**	1.078%**	—	$1,540,842

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
92,410,000	CAD	3/5/20	2.140% semi-annually	6-Month CDOR semi-annually	$830	$101,216
71,460,000		3/7/20	3-Month LIBOR-quarterly	2.505% semi-annually	—	(266,579)
524,680,000	MXN	4/5/21	28-Day TIIE-Banxico every 28 days	7.351% every 28 days	(6,886)	(117,079)
605,800,000	MXN	4/6/22	28-Day TIIE-Banxico every 28 days	7.330% every 28 days	(14,508)	(158,010)
28,392,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(63,001)	(14,247)
87,700,000	SEK	2/2/23	0.670% annually	3-month SEK-STIBOR-SIDE quarterly	—	(93,179)
28,234,000		5/15/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.355% quarterly	(12,958)	16,407
14,670,000		2/6/33	3-Month LIBOR quarterly	3.150% semi-annually	—	24,858
1,397,000		11/15/43	2.734% semi-annually	3-Month LIBOR quarterly	(21,355)	104,081
21,004,000		11/15/43	2.950% semi-annually	3-month LIBOR quarterly	(73,078)	474,077
1,991,500	EUR	8/23/47	1.498% annually	EURIBOR-Reuters semi-annually	1,848	18,927

Total					$(189,108)	$90,472

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.9 Index)	$4,400,000	9/17/58	3.000% monthly	$(492,506)	$(558,013)	$65,507
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.9 Index)	4,400,000	9/17/58	3.000% monthly	(492,506)	(580,700)	88,194

Total	$8,800,000			$(985,012)	$(1,138,713)	$153,701

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Markit CMBX.NA.AAA.6 Index)	$197,290	5/11/63	0.500% monthly	$(1,523)	$(1,351)	$(172)
Credit Suisse (Markit CMBX.NA.AAA.6 Index)	1,183,741	5/11/63	0.500% monthly	(9,137)	(7,579)	(1,558)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.6 Index)	1,381,031	5/11/63	0.500% monthly	(10,659)	(8,827)	(1,832)

Total	$2,762,062			$(21,319)	$(17,757)	$(3,562)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.30 Index	$9,730,000	6/20/23	5.000% quarterly	$(672,975)	$(554,294)	$(118,681)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2018[5]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Deutsche Bank AG (Australia Government Bond 4.750%, due 4/21/27)	$4,220,000	6/20/23	0.17%	1.000% quarterly	$(169,392)	$(165,505)	$(3,887)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
MXN	— Mexican Peso
SEK	— Swedish Krona

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (formerly Western Asset Global Strategic Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$29,588,192	$0	*	$29,588,192
Health Care	—	16,377,504	2,068,055		18,445,559
Other Corporate Bonds & Notes	—	113,243,423	—		113,243,423
Asset-Backed Securities	—	37,932,470	—		37,932,470
Collateralized Mortgage Obligations	—	61,956,563	—		61,956,563
Convertible Bonds & Notes	—	8,046,298	—		8,046,298
Mortgage-Backed Securities	—	8,906,078	—		8,906,078
Non-U.S. Treasury Inflation Protected Securities	—	501,960	—		501,960
Senior Loans:
Consumer Discretionary	—	24,817,138	1,119,529		25,936,667
Health Care	—	6,959,197	915,745		7,874,942
Other Senior Loans	—	30,704,844	—		30,704,844
Sovereign Bonds	—	80,916,911	—		80,916,911
U.S. Government & Agency Obligations	—	396,353	—		396,353
Common Stocks:
Energy	—	82,892	0	*	82,892
Convertible Preferred Stocks	—	550,471	—		550,471
Purchased Options:
Exchange-Traded Purchased Options	$154,701	—	—		154,701
OTC Purchased Options	—	1,608,832	—		1,608,832

Total Long-Term Investments	154,701	422,589,126	4,103,329		426,847,156

Short-Term Investments†	—	4,581,847	—		4,581,847

Total Investments	$154,701	$427,170,973	$4,103,329		$431,429,003

Other Financial Instruments:
Futures Contracts	940,974	—	—		940,974
Forward Foreign Currency Contracts	—	1,360,787	—		1,360,787
OTC Interest Rate Swaps‡	—	1,540,842	—		1,540,842
Centrally Cleared Interest Rate Swaps	—	739,566	—		739,566

Total Other Financial Instruments	$940,974	$3,641,195	—		$4,582,169

Total	$1,095,675	$430,812,168	$4,103,329		$436,011,172

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
OTC Written Options	—	$9,452	—	$9,452
Exchange-Traded Written Options	$8,520	—	—	8,520
Futures Contracts	1,437,383	—	—	1,437,383
Forward Foreign Currency Contracts	—	1,097,800	—	1,097,800
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	985,012	—	985,012
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	21,319	—	21,319
Centrally Cleared Interest Rate Swaps	—	649,094	—	649,094
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	118,681	—	118,681
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	169,392	—	169,392

Total	$1,445,903	$3,050,750	—	$4,496,653

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended April 30, 2018. The following transactions were effected in shares of such companies for the period ended April 30, 2018.

	Affiliate Value at July 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$98,168,258	98,168,258	$95,768,258	95,768,258	—	$71,555	—	$2,400,000

3. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/ Face Amount	Acquisition Date	Cost	Value at 4/30/2018	Value per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	143	2/17	$1,430	$1,618	$11.31	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	1,979,000	6/17	1,961,946	2,068,055	104.5	0.47

Total			$1,963,376	$2,069,673		0.47%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2018